WILMERHALE

August 21, 2008	Jay E. Bothwick

+1 617 526 6526 (t)
By EDGAR Transmission	+1 617 526 5000 (f)
jay.bothwick@wilmerhale.com

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E., Mail Stop 3628

Washington, DC 20549

Attention: Peggy Kim

Re:	Stream Global Services, Inc.

Schedule TO-I

Filed on August 7, 2008

File No. 005-83214

Ladies and Gentlemen:

On behalf of Stream Global Services, Inc. (together with its predecessor, “Stream Global” or the “Company”), submitted herewith for filing is Amendment No. 1 (“Amendment No. 1”) to the Tender Offer Statement on Schedule TO (File No. 005-83214) (the “Schedule TO”) filed by Stream Global with the Securities and Exchange Commission (the “Commission”) on August 7, 2008.

Amendment No. 1 is being filed in response to comments contained in the letter dated August 19, 2008 (the “Letter”) from Peggy Kim of the Staff (the “Staff”) of the Commission to Stream Global. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by Stream Global. The responses are keyed to the numbering of the comments and the headings used in the Letter. Where appropriate, Stream Global has responded to the Staff’s comments by making changes to the disclosure in Exhibit (a)(1)(A) to the Schedule TO as set forth in Amendment No. 1. Page numbers referred to in the responses reference the applicable pages of Exhibit (a)(1)(A) to the Schedule TO.

On behalf of Stream Global, we advise you as follows:

Schedule TO

General

1.	According to the Form 10-Q filed on August 14, 2008 Stream Global had approximately 30 million shares of common stock outstanding as of August 14. Please advise us, with a view toward revised disclosure, why this tender offer is not the first step in a series of transactions intended or reasonably likely to take Stream Global private within the meaning of Exchange Act Rule 13e-3.

Response:	Stream Global does not believe that its self tender offer is the first step in a series of transactions intended or reasonably likely to take Stream Global private within this meaning of Exchange Act Rule 13e-3 (“Rule 13e-3”) because it does not meet the criteria for such a transaction. As a result, Stream Global respectfully submits that no revised disclosure is necessary.

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Beijing       Berlin       Boston       Brussels       London       Los Angeles       New York       Oxford       Palo Alto       Waltham       Washington

WILMERHALE

Securities and Exchange Commission

August 21, 2008

A “Rule 13e-3 transaction” is one that “has either a reasonable likelihood or a purpose of producing, directly or indirectly, any of the effects described in paragraph (a)(3)(ii) of [Rule 13e-3].” As shown below, there is no likelihood or purpose as to either of these effects:

“(ii)(A) Causing any class of equity securities of the issuer which is subject to Section 12(g) or Section 15(d) of the Act to be held of record by less than 300 persons”

Stream Global’s common stock is registered under Section 12(b) of the Exchange Act and therefore clause (ii)(A) does not apply. See A. Jacobs, The Williams Act—Tender Offers and Stock Accumulations, 363 (2008).

“(ii)(B) Causing any class of equity securities of the issuer which is either listed on a national securities exchange or authorized to be quoted in an inter-dealer quotation system of a registered national securities association to be neither listed on any national securities exchange nor authorized to be quoted on an inter-dealer quotation system of any registered national securities association”

The Company’s common stock was listed on the American Stock Exchange (“AMEX”) in connection with its initial public offering in October 2007. In July 2008, in connection with its acquisition of Stream Holdings Corporation (“SHC”), the Company was required, in view of the fact that it was a Special Purpose Acquisition Corporation, to submit a new listing application to AMEX, describing the proposed transactions and its stock ownership. On July 28, 2008, AMEX notified the Company that it had approved the continued listing of its common stock. The Company believes it will continue to meet the applicable AMEX requirements for continued listing set forth in Section 1003 of the AMEX rules following consummation of the tender offer:

(a)	Financial Condition and/or Operating Results

Section 1003(a)(iii) of the AMEX rules provides that the Exchange will consider suspension or delisting of an issuer which:

“(iii) has stockholders’ equity of less than $6,000,000 if such issuer has sustained losses from continuing operations and/or net losses in its five most recent fiscal years”.1

The Company had stockholders’ equity of approximately $167.8 million at June 30, 2008. Subsequent to June 30, 2008, the Company closed its acquisition of SHC and raised $150 million through the sale of convertible preferred stock to Ares Corporate Opportunities Fund II, L.P. (“Ares”). The Company has computed that its pro forma stockholders’ equity at June 30, 2008 would be $48,379,000, reflecting the effects of the SHC merger, the Ares investment and the tender offer assuming it is fully subscribed.

(b)	Limited Distribution—Reduced Market Value

Section 1003(b)(i) of the AMEX Rules provide that the Exchange will consider suspension or delisting if:

(A) the number of shares held by persons other than officers, directors and controlling shareholders is less than 200,000;

(B) the total number of shareholders, other than officers, directors and controlling shareholders, is less than 300; or

(C) it is expected that the aggregate market value of shares publicly held will be less than $1,000,000 for more than 90 consecutive days.

[1]	We note this is the most onerous financial requirement and that meeting lower thresholds could still result in continued listing.

WILMERHALE

Securities and Exchange Commission

August 21, 2008

The Company believes it will exceed each of these thresholds following the consummation of the offer. For example, over 1,300,000 shares issued in the Company IPO will be held by persons other than officers, directors and controlling shareholders assuming the offer is fully subscribed (subtracting from the 29,931,546 shares outstanding as of August 7, 2008 the 20,757,046 shares being tendered for, the 5,992,121 shares owned by officers and directors included in the outstanding common stock and the 1,820,379 shares purchased by former directors, officers, and advisory board members prior to the Company’s IPO). While the Company is unable to predict how many of its current stockholders will elect to tender shares into the tender offer, there are 306 non-officer employees of Stream that are contractually restricted from selling shares in the offer. Finally, based on at least 1,300,000 shares issued in the Company IPO remaining outstanding and held by persons other than those noted above, the market price of the common stock would have to fall to less than $1.00 per share from a current price in excess of $7 per share for the aggregate market value of Stream Global’s publicly traded shares to be less than $1,000,000.

Moreover, in view of the fact that Stream Global is a substantial company with revenues over $480 million for fiscal 2007 and has outstanding warrants for 38,750,000 shares of common stock that become exercisable on October 17, 2008, it is the Company’s expectation that its stockholder base will expand following the completion of the self-tender offer.

We note that the Company has agreed, in its Underwriting Agreement with Deutsche Bank relating to its initial public offering in 2007, “to use its best efforts to maintain its listing of its common stock on the American Stock Exchange,” which is consistent with its intention both before and after the tender offer is completed. Considering that failure to comply with the listing requirements noted above does not mandate a delisting and that the AMEX generally gives listed companies that fail to comply with listing requirements the ability to implement a plan to meet such requirements over a period not to exceed 18 months, the Company believes it could maintain its AMEX listing.

Offer to Purchase

2.	We note that in footnote (7) on page 34, you state that Ares will own 78% of the outstanding stock after the tender offer. Please describe the effects of this change of control. Refer to Item 1011(b) of Regulation M-A.

Response:	The table on page 33 of the Offer to Purchase discloses that Ares owns approximately 45.5% of the voting power outstanding prior to the tender offer, and would own approximately 73.2% after the tender offer, if the offer is fully subscribed. Footnote (7) to the table discloses that if the warrants owned by Ares for the purchase of 7,500,000 shares of common stock that are not exercisable until October 17, 2008 are included as owned by Ares, Ares’ ownership would be 52.1% pre-tender and 78.0% post-tender.

We respectfully submit that the differences between the amounts set forth in the table and in the footnote are not material, especially in light of the fact that warrants for the purchase of 31,250,000 shares of common stock are outstanding and held by holders other than Ares, which warrants become exercisable at the same time and for the same price as the warrants held by Ares.

We note that the risk factors on pages 9 and 10 of the Offer to Purchase identify Ares as the largest holder and quantify its voting power before the tender and the effect of the tender in increasing its relative ownership position. In addition, the description on pages 35 and 36 of the Stockholder’s Agreement and Registration Rights Agreement provide information about Ares’ ownership and contractual rights, including its right as to board nominees.

WILMERHALE

Securities and Exchange Commission

August 21, 2008

Page 10 of the Offer to Purchase has been revised to further highlight the voting power of Ares pre-and post-tender to reflect the Staff’s comment.

Tendering Stockholders’ Representations and Warranties, page 25

3.	Please revise the requirement in the fourth paragraph that stockholders acknowledge that they have read the offer to purchase.

Response:	The fourth paragraph on page 25 of the Offer to Purchase has been revised to reflect the Staff’s comment.

Purchase of Shares and Payment of Purchase Price, page 28

4.	We note that you do not expect to commence payment for shares purchased until approximately five business days after the expiration date of the offer. Please tell us how this payment schedule complies with the requirement to pay promptly after the termination of the offer. Refer to Rules 13e-4(f)(5) and 14e-1(c). Refer also to at Section II.D. of Exchange Act Release 43069 (July 24, 2000).

Response:	If the tender offer is oversubscribed, and if tenders must be prorated (with the possibility of conditional tenders that must thereafter be factored in), a certain amount of time is required to correctly determine the proration factor, shares that will be accepted, calculate the shares conditionally tendered that will not be accepted and determine whether and which of the latter may be chosen by lot. The language on page 28 of the Offer to Purchase states that payment will be made promptly but sets an expected date of such payment.

We note that issuer tender offers made by Home Depot, Inc. (commenced on July 10, 2007) and IKON Office Solutions, Inc. (commenced on November 21, 2007) had similar timeframes for expected payment if proration factors had to be determined.

Normally, proration could not be finally calculated until the delivery of all certificates tendered by means of guaranteed delivery (three business days after the expiration of the offer). As the Company is not providing for guaranteed delivery in this offer, we have revised the disclosure on page 28 of the Offer to Purchase to reflect the Staff’s comment to suggest payment within three business days.

Conditions of the Offer, page 29

5.	Please note that a tender offer may be subject only to conditions that are not within the direct or indirect control of the offeror and that are drafted with sufficient specificity to permit objective verification that the conditions have been satisfied. In this regard, please revise the reference to actions that “otherwise directly or indirectly” restrain or “otherwise affect” or “otherwise relate in any manner to the Offer.” Please revise so that security holders can understand what events or non-events would “trigger” the listed conditions, allowing you to abandon the offer.

Response:	The first paragraph under the caption “7. Conditions of the Offer” on pages 29 and 30 of the Offer to Purchase has been revised to reflect the Staff’s comment.

6.	Please explain to us the purpose of the language that your interpretation of the conditions of the offer will be final and binding. Please disclose that only a court of competent jurisdiction can make a determination that will be final and binding upon the parties. In addition, please disclose whether security holders may challenge your determinations. Please revise similar references to “final and binding” throughout your document.

WILMERHALE

Securities and Exchange Commission

August 21, 2008

Response:	The first paragraph under the caption “Section 3. Procedures for Tendering Shares – Determination of Validity; Rejection of Shares; Waiver of Defects; No Obligation to Give Notice of Defects” on page 26 of the Offer to Purchase and the second paragraph under the caption “7. Conditions of the Offer” on page 30 of the Offer to Purchase have been revised to reflect the Staff’s comment. These are the only references in the Offer to Purchase about the conditions being final and binding.

Incorporation by Reference, page 32

7.	We note that in the first paragraph you state that you are incorporating any documents that are filed after August 7, 2008. Please revise this statement to indicate, if true, that the Schedule TO will be amended to incorporate such information since you are not permitted to forward incorporate on Schedule TO.

Response:	The first paragraph of page 32 of the Offer to Purchase has been revised to reflect the Staff’s comment.

In addition, the Company hereby acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you require additional information, please telephone either the undersigned at the telephone number indicated on the first page of this letter, or Mark G. Borden of this firm at (617) 526-6675.

Very truly yours,

/s/ Jay E. Bothwick

Jay E. Bothwick

cc:	R. Scott Murray (Stream Global Services, Inc.)

Mark G. Borden (Wilmer Cutler Pickering Hale and Dorr LLP)